Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	22.65
Maximum Aggregate Offering Price	$ 22,650,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,467.72
Offering Note	(1) Amount to be registered consists of 1,000,000 shares of Common Stock, par value $0.01 per share, of Teradata Corporation which may be issued or sold pursuant to the Teradata 2025 New Employee Stock Inducement Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement also covers an indeterminate number of shares of Common Stock that may be offered or issued to as a result of any adjustment to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act, solely for purposes of calculating the registration fee. The fee with respect to the shares registered herein is based on the average of the high and low sale prices of a share as reported on the New York Stock Exchange on May 9, 2025.